UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2013

Date of reporting period: June 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein - Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 50.2%
Information Technology - 8.9%
Computers & Peripherals - 1.4%
Pegatron Corp.	56,000	$73,882
Quanta Computer, Inc.	51,000	136,956
Wistron Corp.	122,000	150,600

		361,438

Electronic Equipment, Instruments & Components - 1.4%
AU Optronics Corp.	368,000	149,552
LG Display Co., Ltd. (a)	11,640	219,756

		369,308

Semiconductors & Semiconductor Equipment - 6.1%
Advanced Semiconductor Engineering, Inc.	353,000	289,774
GCL-Poly Energy Holdings Ltd. (b)	890,800	198,098
Lam Research Corp. (a)	4,890	184,548
Samsung Electronics Co., Ltd.	640	677,752
SK Hynix Inc. (a)	7,170	151,402
Vanguard International Semiconductor Corp.	233,000	108,964

		1,610,538

		2,341,284

Energy - 8.8%
Oil, Gas & Consumable Fuels - 8.8%
BP PLC	19,390	129,490
China Petroleum & Chemical Corp. - Class H	332,000	296,717
Gazprom OAO (Sponsored ADR) (a)	77,550	736,725
KazMunaiGas Exploration Production JSC (GDR) (c)	7,970	134,693
LUKOIL OAO (London) (Sponsored ADR) (a)	3,120	174,970
Petroleo Brasileiro SA (Sponsored ADR)	34,000	616,760
PTT PCL (NVDR)	20,600	211,020

		2,300,375

Financials - 8.5%
Commercial Banks - 7.2%
Banco do Brasil SA	48,100	467,709
Banco do Estado do Rio Grande do Sul (Preference Shares)	10,000	70,699
Banco Santander Brasil SA/Brazil (ADR)	17,570	136,167
Bank Negara Indonesia Persero Tbk PT	391,000	160,768
Bank of China Ltd.	178,000	68,374
Hana Financial Group, Inc.	4,820	154,087
Industrial & Commercial Bank of China - Class H	269,000	150,798
KB Financial Group, Inc.	7,020	229,322
Komercni Banka AS	890	155,262
State Bank of India (Sponsored GDR) (c)	615	47,286
Turkiye Vakiflar Bankasi Tao - Class D	129,600	270,221

		1,910,693

Real Estate Management & Development - 1.3%
Evergrande Real Estate Group Ltd. (b)	335,000	173,495

Company	Shares	U.S. $ Value
Soho China Ltd.	207,500	$159,813

		333,308

		2,244,001

Materials - 7.3%
Chemicals - 1.5%
Hyosung Corp.	3,150	152,270
Mitsubishi Gas Chemical Co., Inc.	26,000	147,810
OCI Co., Ltd.	430	86,055

		386,135

Construction Materials - 0.7%
China Shanshui Cement Group Ltd.	113,000	77,364
West China Cement Ltd.	502,800	99,289

		176,653

Metals & Mining - 5.1%
Exxaro Resources Ltd.	10,600	247,527
KGHM Polska Miedz SA	5,030	220,136
Koza Altin Isletmeleri AS	11,730	226,772
Rio Tinto PLC	3,220	153,026
Vale SA (Sponsored ADR) (Local Preference Shares)	24,020	468,630
Xingda International Holdings Ltd.	133,000	43,957

		1,360,048

		1,922,836

Consumer Discretionary - 7.2%
Auto Components - 0.6%
Sumitomo Rubber Industries Ltd.	11,400	148,484

Automobiles - 2.5%
Dongfeng Motor Group Co., Ltd. - Class H	88,000	138,242
Kia Motors Corp.	4,700	309,776
Volkswagen AG (Preference Shares)	1,280	202,788

		650,806

Distributors - 0.7%
Dah Chong Hong Holdings Ltd.	203,000	182,918

Hotels, Restaurants & Leisure - 0.5%
Melco Crown Entertainment Ltd. (ADR) (a)	5,940	68,429
MGM China Holdings Ltd.	46,000	70,534

		138,963

Household Durables - 1.9%
Brookfield Incorporacoes SA	118,400	195,123
Rossi Residencial SA	75,000	184,092
Turkiye Sise ve Cam Fabrikalari AS	76,490	125,448

		504,663

Specialty Retail - 0.4%
Lewis Group Ltd.	11,640	100,295

Textiles, Apparel & Luxury Goods - 0.6%
Daphne International Holdings Ltd.	60,000	61,293

Company	Shares	U.S. $ Value
Yue Yuen Industrial Holdings Ltd.	34,500	$107,574

		168,867

		1,894,996

Consumer Staples - 3.8%
Food Products - 2.2%
AVI Ltd.	17,500	107,279
Gruma SAB de CV (a)	74,950	185,357
MHP SA (GDR) (a)(c)	16,520	191,160
NongShim Co., Ltd.	540	97,574

		581,370

Tobacco - 1.6%
British American Tobacco PLC	3,780	192,175
KT&G Corp.	3,190	226,156

		418,331

		999,701

Utilities - 2.6%
Electric Utilities - 1.2%
Light SA	25,300	312,393

Water Utilities - 1.4%
Cia de Saneamento Basico do Estado de Sao Paulo	5,900	226,189
Cia de Saneamento de Minas Gerais-COPASA	7,100	153,771

		379,960

		692,353

Industrials - 2.2%
Airlines - 1.4%
Cathay Pacific Airways Ltd.	227,000	368,612

Industrial Conglomerates - 0.7%
Bidvest Group Ltd.	8,370	186,900

Machinery - 0.1%
Zoomlion Heavy Industry Science and Technology Co., Ltd. (a)	21,800	28,039

		583,551

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.6%
Telenor ASA	10,340	172,867

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV (ADR)	2,600	67,756

		240,623

Total Common Stocks (cost $14,251,234)		13,219,720

Company	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 8.2%
Brazil - 0.9%
Republic of Brazil 5.625%, 1/07/41	U.S.	$194	$237,941

Chile - 0.4%
Chile Government International Bond 3.875%, 8/05/20		100	111,000

Colombia - 0.5%
Republic of Colombia 8.125%, 5/21/24		95	138,082

Indonesia - 1.0%
Republic of Indonesia 6.875%, 1/17/18 (c)		105	124,162
7.75%, 1/17/38 (c)		100	137,500

			261,662

Lithuania - 0.4%
Republic of Lithuania 6.125%, 3/09/21 (c)		100	110,000

Mexico - 1.2%
Mexican Bonos 5.125%, 1/15/20		52	60,970
5.625%, 1/15/17		132	153,615
5.75%, 10/12/10		80	91,000

			305,585

Panama - 0.5%
Republic of Panama 7.125%, 1/29/26		100	135,000

Peru - 0.6%
Republic of Peru 8.75%, 11/21/33		95	155,800

Poland - 0.5%
Poland Government International Bond 6.375%, 7/15/19		115	135,452

Qatar - 0.9%
State of Qatar 4.50%, 1/20/22 (c)		200	220,700

Russia - 0.8%
Russian Foreign Bond - Eurobond 7.50%, 3/31/30 (c)		169	202,960

South Africa - 0.5%
South Africa Government International Bond 5.875%, 5/30/22		115	136,949

Total Governments - Sovereign Bonds (cost $2,045,186)			2,151,131

Company	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - 7.9%
Argentina - 0.4%
Argentina Bonos
Series 1
8.75%, 6/02/17	U.S.$	131	$112,660

Belarus - 0.6%
Republic of Belarus
8.75%, 8/03/15 (c)		156	152,490

Cote D’Ivoire - 1.1%
Ivory Coast Government International Bond
2.50%, 12/31/32 (c)(d)(e)		395	292,300

Dominican Republic - 0.8%
Dominican Republic
7.50%, 5/06/21 (c)		200	213,000

Hungary - 0.4%
Hungary Government International Bond
6.375%, 3/29/21		60	58,440
4.75%, 2/03/15		57	54,720

			113,160

Philippines - 0.9%
Philippine Government International Bond
6.375%, 10/23/34		190	243,200

Turkey - 1.8%
Republic of Turkey
7.00%, 9/26/16-6/05/20		300	347,600
6.75%, 4/03/18		100	113,750

			461,350

Uruguay - 0.3%
Republica Orient Uruguay
8.00%, 11/18/22		50	70,375

Venezuela - 1.6%
Republic of Venezuela
7.65%, 4/21/25		623	429,870

Total Emerging Markets - Sovereigns (cost $1,969,127)			2,088,405

QUASI-SOVEREIGNS - 5.2%
Quasi-Sovereign Bonds - 5.2%
Brazil - 0.5%
Banco Nac De Desen Econo
5.50%, 7/12/20 (c)		123	139,759

Chile - 0.4%
Empresa Nacional del Petroleo
4.75%, 12/06/21 (c)		100	105,320

Company	Principal Amount (000)		U.S. $ Value
Indonesia - 0.9%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (c)	U.S.$	238	$248,710

Kazakhstan - 0.8%
KazMunayGas National Co.
9.125%, 7/02/18 (c)		165	204,187

Malaysia - 1.3%
Petroliam Nasional Bhd
7.75%, 8/15/15 (c)		100	117,711
Petronas Capital Ltd.
5.25%, 8/12/19 (c)		205	235,576

			353,287

Mexico - 1.3%
Pemex Project Funding Master Trust
5.75%, 3/01/18		65	73,450
6.625%, 6/15/35		140	166,600
Petroleos Mexicanos
5.50%, 1/21/21		80	90,400

			330,450

Total Quasi-Sovereigns (cost $1,355,668)			1,381,713

	Shares
WARRANTS - 4.4%
Financials - 3.3%
Commercial Banks - 3.3%
Allahabad Bank, JPMorgan Chase, expiring 9/29/14 (a)(c)		27,541	73,535
Bank of India, Merrill Lynch, expiring 4/18/16 (a)		21,960	137,035
Canara Bank, Deutsche Bank, expiring 1/17/17 (a)		28,690	212,788
Commercial Bank of Qatar QSC (The), Deutsche Bank, expiring 05/26/17 (a)		11,610	218,036
Punjab National Bank, Merrill Lynch, expiring 7/07/15 (a)		10,532	153,070
Union Bank of India, Merrill Lynch, expiring 7/07/15 (a)		17,800	66,924

			861,388

Materials - 0.6%
Chemicals - 0.6%
United Phosphorus, Merrill Lynch, expiring 2/17/17 (a)		67,020	151,720

Consumer Discretionary - 0.5%
Auto Components - 0.5%
Apollo Tyres Ltd., Merrill Lynch, expiring 12/30/15, expiring 12/30/15 (a)		104,020	147,760

Company	Principal Amount (000)		U.S. $ Value
Total Warrants (cost $1,303,392)			$1,160,868

EMERGING MARKETS - CORPORATE BONDS - 3.4%
Industrial - 3.4%
Basic - 1.6%
ALROSA Finance SA
7.75%, 11/03/20 (c)	U.S.$	200	209,454
Mongolian Mining Corp.
8.875%, 3/29/17 (c)		200	200,000

			409,454

Capital Goods - 0.8%
Cemex Finance LLC
9.50%, 12/14/16 (c)		213	207,675

Consumer Cyclical - Other - 0.4%
Desarrolladora Homex SAB de CV
9.75%, 3/25/20 (c)		107	112,350

Other Industrial - 0.6%
Marfrig Holding Europe BV
8.375%, 5/09/18 (c)		200	156,000

Total Emerging Markets - Corporate Bonds (cost $900,235)			885,479

CORPORATES - NON-INVESTMENT GRADES - 1.9%
Industrial - 1.1%
Energy - 0.4%
Pacific Rubiales Energy Corp.
7.25%, 12/12/21 (c)		100	108,500

Technology - 0.7%
Micron Technology, Inc.
Series D
3.125%, 5/01/32 (c)		207	188,629

			297,129

Financial Institutions - 0.8%
Finance - 0.8%
Sistema International Funding
6.95%, 5/17/19 (c)		200	197,092

Total Corporates - Non-Investment Grades (cost $486,944)			494,221

CORPORATES - INVESTMENT GRADES - 1.1%
Utility - 0.8%
Natural Gas - 0.8%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (c)		200	204,609

Company	Principal Amount (000)		U.S. $ Value
Industrial - 0.3%
Basic - 0.3%
Vale Overseas Ltd.
6.875%, 11/21/36	U.S.$	72	$83,517

Total Corporates - Investment Grades (cost $281,011)			288,126

EMERGING MARKETS - TREASURIES - 0.6%
Turkey - 0.6%
Turkey Government Bond
Series 2YR
10.00%, 12/04/13 (cost $157,983)	TRY	285	160,268

	Contracts
OPTIONS PURCHASED - CALLS - 0.5%
Options on Funds and Investment Trusts - 0.5%
iShares FTSE China 25 Index Fund
Expiration: Sep 2012, Exercise Price: $ 34.00 (a)(f)		58	8,410
iShares MSCI Brazil Index Fund
Expiration: Sep 2012, Exercise Price: $ 54.00 (a)(f)		104	17,680
iShares MSCI Emerging Markets Index Fund
Expiration: Aug 2012, Exercise Price: $ 40.00 (a)(f)		392	39,200
iShares MSCI Emerging Markets Index Fund
Expiration: Sep 2012, Exercise Price: $ 39.00 (a)(f)		342	70,110

Total Options Purchased - Calls (cost $116,466)			135,400

OPTIONS PURCHASED - PUTS - 0.1%
Options on Funds and Investment Trusts - 0.1%
iShares MSCI Emerging Markets Index Fund
Expiration: Sep 2012, Exercise Price: $ 37.50 (a)(f)		200	26,200

Option on Forward Contracts - 0.0%
KRW/USD
Expiration: Aug 2012, Exercise Price: KRW 1,174.50 (a)		1,400,000,000	4,520

Total Options Purchased - Puts (cost $45,129)			30,720

	Shares
SHORT-TERM INVESTMENTS - 11.2%
Investment Companies - 11.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.14% (g) (cost $2,957,833)		2,957,833	2,957,833

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 94.7% (cost $25,870,208)		$24,953,884

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 0.7%
Investment Companies - 0.7%
AllianceBernstein Exchange Reserves - Class I, 0.20% (g) (cost $193,375)	193,375	193,375

Total Investments - 95.4% (cost $26,063,583) (h)		25,147,259
Other assets less liabilities - 4.6%		1,205,833

Net Assets - 100.0%		$26,353,092

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI Emerging Markets Index Futures	47	September 2012	$2,129,165	$2,220,045	$90,880

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Brown Brothers Harriman & Co. :
Brazilian Real settling 7/03/12 (1)	1,378	$681,739	$686,084	$4,345
Deutsche Bank:
Chilean Peso settling 9/14/12 (1)	51,125	100,838	101,048	210
Colombian Peso settling 9/14/12 (1)	191,790	106,669	106,251	(418)
Peruvian Sol settling 9/14/12	636	236,124	237,268	1,144
Goldman Sachs:
Brazilian Real settling 7/03/12 (1)	1,378	662,978	686,084	23,106
HSBC Securities, Inc.:
Euro settling 9/14/12	350	443,772	443,243	(529)
Singapore Dollar settling 9/14/12	611	476,131	482,375	6,244
Standard Chartered Bank:
Philippine Peso settling 9/14/12 (1)	16,609	385,270	394,966	9,696
Sale Contracts
Barclays Capital Inc.:
South African Rand settling 9/14/12	1,607	187,677	194,414	(6,737)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.:
Brazilian Real settling 7/03/12 (1)	1,378	$677,383	$686,084	$(8,701)
Euro settling 9/14/12	117	146,937	148,170	(1,233)
Great British Pound settling 9/14/12	59	93,242	92,384	858
Indian Rupee settling 9/14/12 (1)	13,742	242,363	244,224	(1,861)
Russian Rubles settling 9/14/12 (1)	8,192	239,637	249,504	(9,867)
Goldman Sachs:
Brazilian Real settling 7/03/12 (1)	1,378	681,739	686,084	(4,345)
Brazilian Real settling 10/02/12 (1)	1,378	651,999	674,963	(22,964)
Great British Pound settling 9/14/12	188	292,408	294,378	(1,970)
HSBC Securities, Inc.:
Japanese Yen settling 9/14/12	31,670	398,801	396,607	2,194
Standard Chartered Bank:
Russian Rubles settling 9/14/12 (1)	12,593	375,518	383,546	(8,028)
South Korean Won settling 9/14/12 (1)	507,258	431,159	440,705	(9,546)
Taiwan New Dollar settling 9/14/12 (1)	7,011	233,156	235,772	(2,616)
UBS Securities LLC:
Euro settling 9/14/12	1,207	1,514,688	1,528,554	(13,866)

				$(44,884)

(1)	Contract represents a non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/loss on settlement date.

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2012		Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA:
Qatar Government International Bond,
9.75% 6/15/30, 9/20/16*	(1.00)%	0%		$180	$720	$(218)	$502
Venezuela Government International Bond,
9.25% 9/15/27, 9/20/16*	(5.00)	– 0	–	400	45,579	(71,884)	(26,305)
Sell Contracts
Citibank, NA: CDX-EM 17 5 Year Index, 6/20/17*	5.00	2.79		690	68,597	(59,717)	8,880

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2012	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank NA:
CDX-EM 17 5 Year Index, 6/20/17*	5.00	2.79%	$270	$26,842	$(23,586)	$3,256

				$141,738	$(155,405)	$(13,667)

*	Termination date

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate market value of these securities amounted to $4,535,358 or 17.2% of net assets.
(d)	Security is in default and is non-income producing.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2012.
(f)	One contract relates to 100 shares.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $957,744 and gross unrealized depreciation of investments was $(1,874,068), resulting in net unrealized depreciation of $(916,324).

Currency Abbreviation:

KRW	-	South Korean Won
TRY	-	Turkish Lira

Glossary:

ADR	-	American Depositary Receipt
CDX-EM	-	Emerging Market Credit Default Swap Index
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt

COUNTRY BREAKDOWN*

13.8%	Brazil
9.3%	South Korea
7.8%	China
6.1%	Russia
5.0%	Turkey
4.8%	Mexico
4.0%	India
3.6%	Taiwan
3.1%	South Africa
2.7%	Indonesia
2.2%	Hong Kong
2.1%	United States
1.9%	United Kingdom
21.7%	Other
11.9%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2012. The Portfolio’s country breakdowns are expressed as a percentage of total investments (excluding Security lending collateral) and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Argentina, Belarus, Chile, Columbia, Cote D’Ivoire, Czech Republic, Dominican Republic, Germany, Hungary, Japan, Kazakhstan, Lithuania, Malaysia, Mongolia, Norway, Panama, Peru, Philippines, Poland, Qatar, Thailand, Ukraine, Uruguay, and Venezuela.

AllianceBernstein Emerging Markets Multi Asset Fund

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Information Technology	$184,548		$2,156,736		$	– 0	–	$2,341,284
Energy	134,693		2,165,682			– 0	–	2,300,375
Financials	674,575		1,569,426			– 0	–	2,244,001
Materials	– 0	–	1,922,836			– 0	–	1,922,836
Consumer Discretionary	447,644		1,447,352			– 0	–	1,894,996
Consumer Staples	411,513		588,188			– 0	–	999,701
Utilities	692,353		– 0	–		– 0	–	692,353
Industrials	– 0	–	583,551			– 0	–	583,551
Telecommunication Services	67,756		172,867			– 0	–	240,623
Governments - Sovereign Bonds	– 0	–	2,151,131			– 0	–	2,151,131
Emerging Markets - Sovereigns	– 0	–	1,796,105			292,300		2,088,405
Quasi-Sovereigns	– 0	–	1,241,954			139,759		1,381,713
Warrants	– 0	–	– 0	–		1,160,868		1,160,868
Emerging Markets - Corporate Bonds	– 0	–	885,479			– 0	–	885,479
Corporates - Non-Investment Grades	– 0	–	494,221			– 0	–	494,221
Corporates - Investment Grades	– 0	–	288,126			– 0	–	288,126
Emerging Markets - Treasuries	– 0	–	160,268			– 0	–	160,268
Options Purchased - Calls	– 0	–	135,400			– 0	–	135,400
Options Purchased - Puts	– 0	–	30,720			– 0	–	30,720
Short-Term Investments	2,957,833		– 0	–		– 0	–	2,957,833
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	193,375		– 0	–		– 0	–	193,375

Total Investments in Securities	5,764,290		17,790,042	+		1,592,927		25,147,259
Other Financial Instruments*:
Assets
Credit Default Swaps	– 0	–	12,638			– 0	–	12,638
Futures Contracts	90,880		– 0 –			– 0	–	90,880
Forward Currency Exchange Contracts	– 0	–	47,797			– 0	–	47,797
Liabilities
Credit Default Swaps	– 0	–	(26,305)			– 0	–	(26,305)
Forward Currency Exchange Contracts	– 0	–	(92,681)			– 0	–	(92,681)

Total	$5,855,170		$17,731,491			$1,592,927		$25,179,588

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Governments - Sovereign Bonds			Emerging Markets - Sovereigns		Quasi-Sovereigns			Warrants
Balance as of 3/31/12		$163,475		$154,350		$	– 0	–	$1,210,390
Accrued discounts/(premiums)		– 0	–	(80)			(302)		– 0	–
Realized gain (loss)		– 0	–	8,533			– 0	–	(43,843)
Change in unrealized appreciation/depreciation		– 0	–	31,187			2,916		(160,238)
Purchases		– 0	–	92,475			– 0	–	279,025
Sales		– 0	–	(157,640)			– 0	–	(124,466)
Reclassification		(163,475)		163,475			– 0	–	– 0	–
Transfers into Level 3		– 0	–	– 0	–		137,145		– 0	–
Transfers out of Level 3		– 0	–	– 0	–		– 0	–	– 0	–

Balance as of 6/30/12	$	– 0	–	$292,300			$139,759		$1,160,868

Net change in unrealized appreciation/depreciation from investments held as of 6/30/12	$	– 0	–	$43,944			$2,916		$(190,075)

	Total
Balance as of 3/31/12		$1,528,215
Accrued discounts/(premiums)		(382)
Realized gain (loss)		(35,310)
Change in unrealized appreciation/depreciation		(126,135)
Purchases		371,500
Sales		(282,106)
Reclassification		– 0	–
Transfers into Level 3		137,145
Transfers out of Level 3		– 0	–

Balance as of 6/30/12		$1,592,927

Net change in unrealized appreciation/depreciation from investments held as of 6/30/12		$(143,215)

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at June 30, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at
	6/30/2012	Valuation Technique	Unobservable Input	Range
Emerging Markets - Sovereigns	$292,300	Market Quotes	Broker Quotes	$71.1875
Warrants	$1,160,868	Market Quotes	Broker Quotes	$1.4205 - 18.78

Warrants—The significant unobservable inputs used in the fair value measurement of the Fund’s Warrants can consist of broker quotes received from industry sources via third party vendor or directly from the source. These instruments are typically not quoted on a vendor pricing source.

Corporate, Emerging Markets - Sovereigns, Emerging Markets - Treasuries, Government, Agency, and Municipal Securities—The significant unobservable inputs used in the fair value measurement of the Fund’s Corporate, Emerging Markets - Sovereigns, Emerging Markets - Treasuries, Government, Agency, and Municipal Securities are non-agency quality ratings, spreads on non-rated instrument, and yields on non-rated instruments. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, an increase in spreads or a decrease in yields leads to an inverse move in the price of the assets. A decrease in rating or absence of a rating is accompanied by a directionally opposite change in price.

The significant unobservable inputs used in the fair value measurement of these securities are the spread over the public curve as well as the spreads or yields on non-rated instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 23, 2012